Consolidated Statements of Cash Flows (FY) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net (loss) income	$ (340,735)	$ 12,664	$ 22,036
Changes in operating assets and liabilities:
Prepaid expenses and other	(15,952)	5	(21,410)
Accounts payable and accrued liabilities	4,856	45,929	(9,248)
Net cash (used in) provided by operating activities	(351,831)	58,598	(8,622)
Investing Activities:
Purchase of office equipment	(1,500)	0	0
Net cash used in investing activities	(1,500)	0	0
Financing Activities:
Proceeds from issuance of stock	1,055,000	0	0
Distributions	(600,000)	(18,301)	(16,732)
Net cash provided by (used in) financing activities	455,000	(18,301)	(16,732)
Net change in cash and cash equivalents	101,669	40,297	(25,354)
Cash and cash equivalents, beginning of period	63,011	22,714	48,068
Cash and cash equivalents, end of period	164,680	63,011	22,714
Cash paid for:
Interest	220	0	0
Taxes	$ 0	$ 0	$ 0